Accounts Receivable - Summary of Loss Allowances for Accounts Receivables (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Receivables [Abstract]
Beginning Balance	¥ 7	¥ 9
Provision for loss allowance recognized in income statement	18	3
Receivables written off during the year as uncollectible	(14)	(5)
Ending Balance	¥ 11	¥ 7